UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2010

Date of reporting period: 08/31/2009

Item 1 – Schedule of Investments

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 0.6%	Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/34	$750	$777,930
	Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.13%, 8/01/15 (a)(b)	500	326,915

			1,104,845

Arizona - 4.6%	Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/17	2,500	2,810,900
	City of Tucson, Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	1,500	1,468,920
	Maricopa County Unified School District No. 69, Paradise Valley, Arizona, GO, School Improvement Project, Series C (AGC), 4.00%, 7/01/14	1,185	1,279,445
	Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/18	1,000	1,156,550
	Salt Verde Financial Corp., RB, Senior Gas, 5.25%, 12/01/19	2,000	1,894,400

			8,610,215

California - 9.3%	Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13	715	671,914
	Antelope Valley Healthcare District, California, RB, Series A, 5.25%, 9/01/17	2,000	1,799,700
	California County Tobacco Securitization Agency, RB, Los Angeles County, 5.25%, 6/01/21 (c)	5,225	4,186,584
	California State Department of Water Resources, RB, Series A (AMBAC), 5.50%, 5/01/14	5,000	5,478,900
	Golden State Tobacco Securitization Corp., California, RB, Asset Backed, Senior Series A-1, 5.00%, 6/01/16	3,000	2,859,180
	Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,433,411

			17,429,689

Colorado - 2.2%	City & County of Denver Colorado, RB, AMT (AMBAC), 7.75%, 11/15/13	3,820	4,117,005

Florida - 7.6%	Broward County School Board, Florida, COP, Series C (FSA), 5.25%, 7/01/17	3,410	3,626,262
	Greater Orlando Aviation Authority, Florida, RB, Series A, AMT (MBIA), 5.25%, 10/01/18	5,440	5,443,971
	Miami-Dade County IDA, RB, Waste Management Inc. Project, Series 1, AMT, 7.00%, 12/01/18	1,300	1,342,159
	Panther Trace II Community Development District, Special Assessment, 5.13%, 11/01/13	970	630,345

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names & descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
EDA	Economic Development Authority
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
MBIA	Municipal Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
TAN	Tax Anticipation Notes

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Panther Trace II Community Development District, Special Assessment, Series B, 5.00%, 11/01/10	$370	$354,490
	Sterling Hill Community Development District, Special Assessment, Series B, 5.50%, 11/01/10	170	153,950
	Tolomato Community Development District, Special Assessment, 6.38%, 5/01/17	3,130	2,611,265

			14,162,442

Georgia - 2.0%	Fulton County Residential Care Facilities for the Elderly Authority, RB, Canterbury Court Project, Series A, 5.00%, 2/15/14	1,050	1,009,050
	State of Georgia, GO, Series G, 5.00%, 12/01/17	2,250	2,646,900

			3,655,950

Guam - 0.6%	Territory of Guam, GO, Series A, 6.00%, 11/15/19	570	561,957
	Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	655	655,707

			1,217,664

Idaho - 3.0%	Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.00%, 8/15/17	5,000	5,629,000

Illinois - 4.4%	City of Chicago Illinois, Refunding RB, General, Series Airport, Third Lien, Series A-2, AMT (FSA), 5.25%, 1/01/14	5,000	5,256,300
	City of Chicago Illinois, TAN, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	850	816,314
	City of Granite City Illinois, RB, Waste Management Inc. Project, AMT, 4.88%, 5/01/27	1,500	1,509,030
	Illinois Finance Authority, RB, Primary Health Care Centers Program, 5.90%, 7/01/14	595	562,525

			8,144,169

Indiana - 1.1%	Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,059,620

Kansas - 0.3%	Kansas Development Finance Authority, RB, Adventist Health, 5.00%, 11/15/23	500	503,145

Kentucky - 2.3%	Kenton County Airport Board, Kentucky, Refunding RB, Cincinnati, Northern Kentucky, Series A, AMT (MBIA), 5.63%, 3/01/15	2,000	2,055,920
	Kentucky State Property & Buildings Commission, Kentucky, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	2,000	2,172,900

			4,228,820

Louisiana - 0.7%	New Orleans Aviation Board, Louisiana, Refunding RB, Series A-2 (AGC), 6.00%, 1/01/23	250	271,358
	Parish of Morehouse Louisiana, Refunding RB, International Paper Co. Project, Series A, 5.25%, 11/15/13	1,000	991,750

			1,263,108

Maryland - 2.0%	County of Anne Arundel Maryland, GO, Refunding, Consolidated General Improvement, 5.00%, 3/01/15	1,455	1,676,364
	State of Maryland, GO, State & Local Facilities Loan First Series, 5.00%, 3/01/15	1,745	2,014,411

			3,690,775

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Massachusetts - 4.6%	Massachusetts Industrial Finance Agency, Refunding RB, Ogden Haverhill Project, Series A, AMT, 5.30%, 12/01/09	$3,300	$3,308,118
	Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A, AMT (AMBAC), 5.50%, 1/01/14	2,500	2,002,400
	Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A, AMT (AMBAC), 5.50%, 1/01/15	4,000	3,203,080

			8,513,598

Michigan - 3.2%	Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.00%, 10/15/23	5,000	5,055,150
	Michigan State Hospital Finance Authority, Michigan, RB, McLaren Health Care, 5.25%, 5/15/16	1,000	1,032,580

			6,087,730

Mississippi - 0.5%	Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	1,000	933,120

Nebraska - 1.4%	Omaha Convention Hotel Corp., Refunding RB, Convention Center First Tier (AMBAC), 5.00%, 2/01/19	2,435	2,533,544

Nevada - 0.9%	County of Humboldt, Nevada, Refunding RB, Idaho Power Company Project, 5.15%, 12/01/24	1,700	1,729,155

New Jersey - 3.2%	New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 4.25%, 12/15/24	1,000	979,020
	New Jersey EDA, Refunding RB, School Facilities Construction, Series W, 5.00%, 9/01/15	2,500	2,769,800
	New Jersey Educational Facilities Authority, Refunding RB, University Medical & Dentistry, Series B, 6.50%, 12/01/20	2,000	2,153,860

			5,902,680

New York - 15.3%	City of New York New York, GO, Series A-1, 4.75%, 8/15/25	2,000	2,063,260
	City of New York New York, GO, Sub-Series B-1, 5.25%, 9/01/22	1,000	1,091,330
	City of New York New York, GO, Sub-Series I-1, 5.50%, 4/01/21	2,000	2,249,180
	City of New York New York, GO, Sub-Series I-1, 5.13%, 4/01/25	845	901,302
	Long Island Power Authority, RB, Series A, 5.50%, 4/01/24	375	402,105
	Metropolitan Transportation Authority, RB, Series A (MBIA), 5.00%, 11/15/24	1,000	1,024,850
	Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/25	1,500	1,608,930
	Metropolitan Transportation Authority, RB, Transportation, Series A, 5.00%, 11/15/25	500	510,885
	New York City Industrial Development Agency, Refunding RB, New York Stock Exchange Project, Series A, 4.25%, 5/01/24	500	479,395
	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	865	909,150
	New York State Dormitory Authority, RB, Mt. Sinai Medical, Series A (MBIA), 5.15%, 7/01/24	500	515,190
	New York State Dormitory Authority, RB, NYSARC Inc., Series A, 5.30%, 7/01/23	550	558,382
	New York State Dormitory Authority, RB, New York University Hospitals Center, Series A, 5.00%, 7/01/16	1,140	1,117,325

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	New York State Dormitory Authority, RB, North Shore Long Island Jewish Health System, Series E, 5.00%, 5/01/22	$1,000	$997,150
	New York State Dormitory Authority, RB, University Rochester, Series E, 4.00%, 7/01/24	1,015	988,113
	New York State Energy Research & Development Authority, RB, Lilco Project, Series A (MBIA), 5.15%, 3/01/16	1,000	1,002,960
	New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	1,470	1,578,413
	Port Authority of New York & New Jersey, RB, Consolidated, 37th Series, AMT (FSA), 5.50%, 7/15/18	3,000	3,204,960
	Port Authority of New York & New Jersey, RB, Consolidated, 131st Series, AMT, 5.00%, 12/15/14	1,000	1,065,330
	Saint Lawrence County Industrial Development Agency, New York, RB, Saint Lawrence University, 3.25%, 7/01/16	1,500	1,491,765
	Saint Lawrence County Industrial Development Agency, New York, RB, Saint Lawrence University, Series A, 5.00%, 10/01/16	3,500	3,919,930
	Westchester County Industrial Development Agency, New York, RB, Mortgage, Kendal On Hudson Project, Series A, 5.63%, 1/01/13	1,000	971,640

			28,651,545

Ohio - 2.9%	City of Hamilton, Ohio, RB (AGC), 4.00%, 10/15/23	120	117,158
	City of Hamilton, Ohio, RB (AGC), 4.00%, 10/15/24	230	221,980
	City of Hamilton, Ohio, RB (AGC), 4.00%, 10/15/25	345	329,247
	State of Ohio, GO, Highway Capital Improvement, Buckeye Savers, Series L, 5.00%, 5/01/16	2,340	2,700,220
	State of Ohio, GO, Natural Resources, Series L, 5.00%, 10/01/14	1,835	2,099,313

			5,467,918

Oregon - 3.1%	Oregon State Department of Transportation, Oregon, RB, Series A, 5.00%, 11/15/16 (d)	5,000	5,851,700

Pennsylvania - 0.6%	Pennsylvania HFA, RB, Series 103C, 4.38%, 4/01/18	1,160	1,189,278

Puerto Rico - 3.2%	Government Development Bank for Puerto Rico, RB, Senior Notes, Series B, 5.00%, 12/01/17	1,500	1,492,275
	Puerto Rico Highway & Transportation Authority, RB, Series Y (FSA), 6.25%, 7/01/21	2,000	2,233,760
	Puerto Rico Infrastructure Financing Authority, Special Tax, Series B, 5.00%, 7/01/18	2,250	2,241,900

			5,967,935

Rhode Island - 0.3%	Rhode Island Health & Educational Building Corp., RB, University Rhode Island, Series A (AGC), 4.75%, 9/15/24	500	507,575

Tennessee - 0.9%	Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A, 5.25%, 11/01/25	890	903,243
	Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A, 5.25%, 11/01/27	750	755,820

			1,659,063

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Texas - 7.2%	City of Houston Texas, RB, Subordinate Lien, Series A, AMT (FSA), 5.88%, 7/01/15	$3,500	$3,579,135
	City of San Antonio Texas, RB, Improvement, AMT (FSA), 5.25%, 7/01/19	3,055	3,102,780
	Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Joint, Sub-Series C-1, AMT (MBIA), 4.75%, 11/01/13	1,500	1,503,240
	Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB & Improvement, Series A, AMT (MBIA), 5.75%, 11/01/14	5,000	5,208,150

			13,393,305

Vermont - 0.4%	Vermont Educational & Health Buildings Financing Agency, RB, Hospital, Fletcher Allen Health, Series A (AMBAC), 6.00%, 12/01/23	775	763,980

Virginia - 2.4%	Fredericksburg EDA, Refunding RB, MediCorp. Health System Obligation, 5.00%, 6/15/17	1,550	1,627,345
	White Oak Village Shops Community Development Authority, Special Assessment, 5.30%, 3/01/17	3,000	2,787,270

			4,414,615

Washington - 2.8%	Kitsap County School District No. 400 North Kitsap, Washington, GO, Refunding (FSA), 5.13%, 12/01/16	4,650	5,232,505

West Virginia - 0.5%	West Virginia Hospitalital Finance Authority, West Virginia, Refunding RB, Series A, 5.13%, 9/01/23	1,000	971,320

	Total Municipal Bonds - 94.1%		175,587,013

	Mutual Funds	Shares

	BlackRock Insured Municipal Term Trust, Inc. (e)	99,700	1,029,901

	Total Mutual Funds - 0.5%		1,029,901

	Total Long-Term Investments (Cost - $176,687,975) - 94.6%		176,616,914

	Short-Term Securities

	FFI Institutional Tax-Exempt Fund, 0.22% (e)(f)	7,619,241	7,619,241

	Total Short-Term Securities (Cost - $7,619,241) - 4.1%		7,619,241

	Total Investments (Cost - $184,307,216*) - 98.7%		184,236,155
	Other Assets Less Liabilities - 1.3%		2,399,254

	Net Assets - 100.0%		$186,635,409

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$184,257,784

Gross unrealized appreciation	$4,991,126
Gross unrealized depreciation	(5,012,755)

Net unrealized depreciation	$(21,629)

(a)	Issuer filed for bankruptcy and/or is in default of interest payments.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)

(b)	Non-income producing security.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Net Sale Cost	Realized Loss	Income

BlackRock Insured Municipal Term Trust, Inc.	—	—	—	$9,256
FFI Institutional Tax-Exempt Fund	—	$302,012	—	$4,366

(f)	Represents the current yield as of report date.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Schedule of Investments August 31, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments Mutual Funds	$1,029,901
Short-Term Securities	7,619,241

Total Level 1	8,649,142
Level 2 - Long-Term Investments	175,587,013
Level 3	—

Total	$184,236,155

[1]	See above Schedule of Investments for values in each state or political classification.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: October 22, 2009